Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Bank Credit and Short-Term Loans and Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE 14: — LONG-TERM DEBT

a.	Composed as follows:

	December 31,
	2011	2010
Loans from institutional investors and bonds (1)	$29,783	$41,607
Bank loans (2)	19	25
Mortgage for U.S. distribution facility (3) (4)	6,393	8,594
Mortgage for U.S. headquarters facility (4)	8,492	9,194

	44,687	59,420

Less: current maturities	17,073	13,310
Less: long-term debt reclassified as short-term loans (4)	—	14,885

	$27,614	$31,225

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. Approximately half of the amount of the loans were issued in U.S. dollars at an interest rate of 6.0 – 6.1%, which matured in 2010. The other half of the loans were issued in NIS at a rate of Israeli CPI plus 5.8%, maturing in 2014. The debentures, provided certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year. Since the Company was not in compliance with the above described covenants, no additional indebtedness has been incurred by the Company. Although additional borrowing by the Company is restricted, the lenders do not have the right to accelerate their obligations and, thus, these loans have not been reclassified as short-term debt.

(2)	In April 2010, the Company entered into a vehicle financing loan of $28 at 0.0% interest rate over 5 years for which the bank registered a lien. The loan will expire in April 2015.

(3)	On January 8, 2004, Taro U.S.A. expanded its distribution capacity with the purchase of a 315,000 square foot distribution center on 25 acres of land in South Brunswick, New Jersey. Taro acquired the facility for $18,433, of which, $13,200 was financed by a mortgage. This facility is subject to depreciation on a straight-line basis over a 40 year period. The mortgage on the New Jersey facility was $6,393 and $8,594, as of December 31, 2011 and 2010, respectively, was for an original term of seven years, bearing interest at the rate of LIBOR plus 1.85% and has certain financial and reporting covenants. The interest rate of the mortgage was effectively fixed at 4.66%, as the Company had an interest rate swap in place through November 28, 2008. On November 28, 2008, the principal amount of this mortgage was increased $4,743 to $12,993, and the interest rate swap was terminated and the maturity extended to October 1, 2012. On February 3, 2012, the Company paid $5,855 comprised of $5,843 of principal and $12 of interest, in order to retire this mortgage.

(4)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey. The Company guaranteed these obligations. The mortgage on the New York facility was $8,492 and $9,194 as of December 31, 2011 and 2010, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At December 31, 2011 and 2010, the debt service coverage ratio was 2.15 and 2.10, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. Since the Company, with respect to each mortgage referenced above, was not in compliance with certain covenants during 2010 and because each lender has the right to accelerate its obligations, the Company reclassified the long-term portion of each mortgage, in the amount of $14,885 as short-term loans at December 31, 2010. As of February 3, 2012, the Company is in compliance with all of its covenants as it paid off the debt which caused the non-compliance and also contained a cross default provision.

b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	December 31,		December 31,
	2011	2010	2011	2010
In, or linked to, U.S. dollars (1)	2.17%	2.18%	$16,149	$19,473
In Canadian dollars (subject to variable interest rates)	0.00%	0.00%	19	25
In Israeli currency – linked to CPI	5.80%	5.80%	28,519	39,922

			$44,687	$59,420

(1)	Includes loans in the amount of $14,885 and $17,787 as of December 31, 2011 and 2010, respectively, which are subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

c.	The debt matures as follows:

December 31, 2011
2012	$17,073
2013	10,727
2014	10,778
2015	900
2016	955
Thereafter	4,254

$44,687

As of the date of these financial statements, the Company has met all of its scheduled debt obligations.

For collateral, see Note 15.